Cost of services (Tables)	12 Months Ended
Dec. 31, 2018
Cost Of Service [Abstract]
Summary of Cost of Services

Cost of services for the years ended December 31,  2016,  2017 and 2018 was composed of the following:

	2016		2017		2018
Employee cost (Note 24)	Ps.	584,560	Ps.	663,360	Ps.	773,630
Maintenance		346,805		505,352		528,929
Safety, security and insurance		282,310		317,023		386,079
Utilities		222,891		278,895		334,994
Other		345,805		345,777		430,090
	Ps.	1,782,371	Ps.	2,110,407	Ps.	2,453,722